Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

15. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	(Amounts in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Share options	45,973	40,533	21,837	3,347
Non-vested restricted shares	66,790	54,364	37,952	5,816
Total share-based compensation	112,763	94,897	59,789	9,163

During the year ended December 31, 2010, the Group adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Group’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

During the year ended 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

Share Options:

The weighted-average grant-date fair value of options granted during the years ended December 31, 2018 was RMB396.37 (US$57.30) per share. No options were granted for the years ended December 31, 2019 and 2020. There were 201,630, 152,410 and 134,639 options exercised during the years ended December 31, 2018, 2019 and 2020 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

	2018
Average risk-free rate of return	2.78%
Weighted average expected option life	6.1	years
Estimated volatility	57.6%
Average dividend yield	Nil

The following table summarizes option activity during the year ended December 31, 2020:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2020	386,705	398.80	6.3	6,455
Exercised	(134,639)	247.86
Forfeited or expired	(27,538)	279.22
Outstanding as of December 31, 2020	224,528	505.33	5.5	17,848
Exercisable as of December 31, 2020	188,572	515.78	5.3	11,870

The aggregate intrinsic value of options exercised during the year ended December 31, 2020 was RMB16,916. As of December 31, 2020, there was RMB14,257 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.49 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2020 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2020	173,624	427.59
Granted	16,550	345.11
Vested	(75,253)	422.54
Forfeited	(11,548)	567.05
Non-vested as of December 31, 2020	103,373	357.43

The total fair value of non-vested restricted shares vested during the year ended December 31, 2020 was RMB28,898. As of December 31, 2020, there was RMB40,159 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.73 years.